Defined Asset Funds service mark



                    Global Diversification
                    With The Select Ten Strategies
                    ______________________________

                    bullet  DJIA Portfolio
                    bullet  Hong Kong Portfolio
                    bullet  United Kingdom Portfolio




A Simple
Investment
Strategy
For Higher
Total Return







Merrill Lynch


        Investing in
        the Ten Highest
        Yielding Stocks





        Select Ten Highlights

bullet  $1,000 minimum investment
        for each portfolio;

        $250 for IRA or Keogh
        accounts.

bullet  Dividend Distributions
        - Quarterly for DJIA
        - Semi-annually for
          Internationals.

bullet  Reduced risk by investing in
        10 different securities in each
        portfolio; however, some
        portfolios are concentrated in
        certain industries.

bullet  No sell decisions.

bullet  Low initial sales charge;
        balance deferred.

bullet  Volume discounts.

bullet  Reduced sales charge for
        rollovers.

bullet  Reinvestment Option.



     Holding the ten highest dividend-yielding stocks in a certain index for about one year is a Strategy that can help you to seek higher total return. This Strategy is the basis for Defined Asset Funds' Select Ten Series.

     The three Select Ten Portfolios currently available in the Select Ten Series use this Strategy in three different indexes: Dow Jones Industrial Average (DJIA Strategy); United Kingdom's Financial Times Industrial Ordinary Share Index (FT Strategy); and Hong Kong's Hang Seng Index (Hang Seng Strategy).*

The Select Ten Strategy

     Each Select Ten Portfolio consists of approximately equal values of the ten stocks in its related index having the highest dividend yield shortly before the initial offering date (the "Strategy Stocks") and holds them for about a year. The Portfolios will remain relatively fixed during this time. After one year, the Portfolios will liquidate. You may choose to roll your proceeds into the next portfolio of the then-current Strategy Stocks, if available, or you can take the cash.

     While over at least five years each Strategy would have performed well independently (see "Individual Strategy" chart), more consistent results could have been achieved through the diversification of pursuing all three strategies simultaneously - the Combined Strategy.

     As you can see in the figures at right, the Combined Strategy, reflecting equal amounts invested each year in each of the three Portfolios, often would have earned higher returns that the DJIA Strategy, with only slightly increased volatility. Of course, past performance cannot guarantee future results.

__________________________________________
     You can use the Combined Strategy to
help you diversify globally by investing in all three of these Select Ten Portfolios:

bullet  The DJIA Portfolio holds for a
        year the then-current ten highest
        dividend-yielding stocks in the
        DJIA.  These companies are among
        the most highly capitalized and
        well-known in the U.S.

bullet  The United Kingdom Portfolio
        holds for a year the then-current ten
        highest dividend-yielding stocks in
        the Financial Times Index.  The
        companies in this index are major
        players in their industries and these
        stocks are widely held by both
        individual and institutional
        investors.

bullet  The Hong Kong Portfolio holds for
        a year the then-current ten highest
        dividend-yielding stocks in the
        Hang Seng Index.  These are
        among the most highly capitalized
        companies in Hong Kong.


                 Combined Strategy Stocks**


                          Total                  Value of
     Year                Return                 Investment
     ____                ______                 __________
                                                  $10,000
     1978                15.31%                   $11,531
     1979                33.13%                   $15,351
     1980                32.64%                   $20,362
     1981                -0.88%                   $20,182
     1982                10.17%                   $22,235
     1983                24.35%                   $27,649
     1984                26.05%                   $34,852
     1985                51.60%                   $52,835
     1986                42.65%                   $75,367
     1987                19.37%                   $89,963
     1988                22.31%                   $110,031
     1989                21.81%                   $134,025
     1990                 2.48%                   $137,344
     1991                32.82%                   $182,416
     1992                17.18%                   $213,749
     1993                57.20%                   $336,013
     1994                -7.37%                   $311,260

1/1/95-9/30/95           17.05%                   $364,340

Total Return dagger

                      3,543.40%

Average Annual Total Return  dagger dagger

                         22.45%



                       Individual Strategy Stocks**


        DJIA STRATEGY           FT STRATEGY        HANG SENG STRATEGY

Year   Total     Value of      Total   Value of    Total   Value of
       Return   Investment    Return  Investment   Return  Investment
_______________________________________________________________________
                    $ 10,000               $ 10,000             $ 10,000
  1978    0.16%     $ 10,016     17.73%    $ 11,773   28.04%    $ 12,804
  1979   12.35%     $ 11,253      4.76%    $ 12,333   82.28%    $ 23,339
  1980   26.37%     $ 14,220     30.15%    $ 16,052   41.40%    $ 33,002
  1981    7.47%     $ 15,283     -6.26%    $ 15,047   -3.86%    $ 31,728
  1982   25.46%     $ 19,174     44.03%    $ 21,672  -38.97%    $ 19,363
  1983   38.46%     $ 26,548     42.06%    $ 30,788   -7.48%    $ 17,915
  1984    7.34%     $ 28,496      5.50%    $ 32,481   65.32%    $ 29,617
  1985   28.63%     $ 36,655     78.64%    $ 58,024   47.52%    $ 43,691
  1986   34.57%     $ 49,327     32.88%    $ 77,102   60.49%    $ 70,120
  1987    6.97%     $ 52,765     48.10%    $114,189    3.03%    $ 72,245
  1988   21.50%     $ 64,109     11.38%    $127,183   34.04%    $ 96,837
  1989   27.30%     $ 81,611     28.71%    $163,697    9.41%    $105,949
  1990   -7.94%     $ 75,131      9.26%    $178,856    6.11%    $112,422
  1991   33.37%     $100,202     16.57%    $208,492   48.51%    $166,959
  1992    8.32%     $108,539      4.27%    $217,395   38.94%    $231,972
  1993   26.92%     $137,757     37.69%    $299,331  106.99%    $480,159
  1994    3.89%     $143,116      5.46%    $315,674  -31.45%    $329,149
1/1/95-  25.60%     $179,754      9.15%    $344,559   16.41%    $383,163
9/30/95

  Total Return
                   1,697.54%              3,345.59%            3,731.63%

Average Annual Total Return double dagger

                      17.68%                 22.07%              22.80%


     *The names of the DJIA Index, FT Index and the Hang Seng Index are the property of their respective publishers. None of these firms has participated in the creation or selection of any Select Ten Portfolio.

    **These figures represent past performance of the "Strategy Stocks" (and not any actual Portfolio) and are not indicative of future results. Actual Portfolio performance (see figures for prior Portfolios on back cover) will differ because it will reflect the deduction of sales charges, expenses and brokerage commissions; also Strategy Stock figures are generally annual figures based on closing sale prices on December 31, while the Portfolios are established and liquidated at different times during the year; Portfolios normally purchase and sell stocks at prices (for International Portfolios, currency rates) different from those used in determining Portfolio unit price, and Portfolios are not fully invested at all times and not all stocks may be weighted equally.

     dagger Total return represents price changes plus dividends received (reinvested at the end of each year in summary figures). These figures do not reflect commissions or taxes.

     double dagger Average annualized return represents annualized total return for the entire period.


Defining Your Risks

     There can be no assurance that a Portfolio will achieve its objective. An equal investment in each of the three Select Ten Strategies may not be appropriate for all investors, given the increased volatility and foreign currency risks associated with international investing. You should consult with your financial professional to review your financial goals, the risks associated with the Combined Strategy and the best allocation among the Strategies to meet your goals.

     The Hong Kong Portfolio particularly may be considered speculative, and should not be considered a complete investment program. Portfolios may not be appropriate for investors seeking either preservation of capital or high current income, nor would International Portfolios be appropriate for investors unable or unwilling to assume the special risks, including higher price volatility and currency rate fluctuations, associated with investments in international equities.

     The Strategy Stocks may have higher yields because they or their industry are experiencing financial difficulty or are out of favor. The value of your investment fluctuates with the prices of the underlying stocks. There is no guarantee that dividend rates will be maintained or that stock prices or currency exchange rates will not decline.



Portfolio Performance*

The following shows total returns (price changes plus dividends received, divided by the maximum initial public offering price, each converted into U.S. dollars) for each completed prior series, and reflects all sales charges and expenses.



DJIA Funds                   Term                Total Return
----------                   ----                ------------

Series B
1991 Spring             5/17/91-6/12/92            14.72%
1992 Spring              5/5/92-5/14/93             4.67%
1993 Spring              5/5/93-5/13/94             6.83%
1994 Spring              5/6/94-5/31/95            19.05%

Series C
1992 Autumn             9/1/92-9/14/93             17.01%
1993 Autumn             9/1/93-9/16/94              7.08%
1994 Autumn            9/6/94-10/13/95             23.90%

Series A
1992 Winter              1/3/92-1/8/93              0.07%
1993 Winter             1/4/93-1/14/93             23.93%
1994 Winter             1/5/94-1/27/95              -.52%

International Funds

Series B
1993 Spring HK          6/21/93-7/22/94            20.07%
1993 Spring UK          6/21/93-7/22/94            16.36%

Series C
1993 Autumn HK          9/28/93-10/28/94             7.93%
1993 Autumn UK          9/28/93-10/28/94            10.52%
1994 Autumn HK           9/6/95-10/13/95           -27.02%
1994 Autumn UK           9/6/95-10/13/95            -2.42%

Series A
1994 Winter HK           1/5/94-2/3/95             -45.09%
1994 Winter UK           1/5/94-2/3/95              -4.21%


On the same basis, including presently outstanding series, a holder who rolled over all income and principal distributions in the next available series would have received the following results:

                                                  Average
DJIA Series       Term          Total Return     Annual Return
-----------       ----          ------------    ---------------

Spring        5/17/91-9/30/95      67.19%          12.47%
Autumn        9/1/92-9/30/95       56.38%          15.64%
Winter        1/3/92-9/30/95       53.06%          12.05%

International Series

Spring HK     6/21/93-9/30/95      10.51%           4.49%
Autumn HK     9/28/93-9/30/95     -11.32%          -5.82%
Winter HK     1/5/94-9/30/95      -31.57%         -19.68%

Spring UK     6/21/93-9/30/95      16.01%           6.75%
Autumn UK     9/28/93-9/30/95      10.33%           5.03%
Winter UK     1/5/94-9/30/95       12.50%           7.04%


* This represents past performance, and is no guarantee of future results.


Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


                          Initial Sales Charge
                            as a Percentage         Dollar Amount     Total
                             of the Public          Deferred per      Sales
Amount Purchased            Offering Price          1,000 units       Charge
----------------          ---------------------    --------------     ------

Less than $50,000            1.00%                    $17.50          2.75%
$50,000 to $99,999           0.75                      17.50          2.50
$100,000 to $249,999         0.25                      17.50          2.00
$250,000 or more             0.00                                     1.75
___________________________________________________________________________

Find out more about our current series

Defined Asset Funds plans to offer each Select Ten Portfolio three times a year:

    January - Winter Series
    May - Spring Series
    September - Autumn Series

Brochures on each of the current Defined Asset Funds, Equity Income Fund, Select Ten Series, DJIA, Hong Kong and United Kingdom Portfolios are available through your financial professional.

A free prospectus containing more complete information on any of these Portfolios, including all charges and expenses and the special considerations associated with the risks of international investing, such as foreign currency risk, is also available. Read it carefully before investing.


Select Series


Select Ten Portfolio
 (DJIA)

Hong Kong Portfolio
 (Hang Seng Index)

United Kingdom Portfolio
 (Financial Times Index)

Select Growth Portfolio


Other Defined Asset Funds

Municipal Investment
 Trust Funds

Corporate Income Funds

International Bond Funds

Government Securities
 Income Funds


Other Equity Income Funds

15th Utility Common Stock
 Series

Blue Chip Stock Series 3
 (Premier American Portfolio)

Health Care Trust II

Income Growth Fund

Natural Gas Trust 2

S&P 500 Index Trust 2

S&P MidCap Trust

Tele bullet Global Trust

Real Estate Income Fund

14662-11/95